Credit facilities (Details Narrative) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2025
Common Stock [Member]
Short-Term Debt [Line Items]
Convertible promissory note converted into shares	[1]	32,722	145,438	49,455
Common Stock [Member] | Converible Note Agreement [Member]
Short-Term Debt [Line Items]
Convertible promissory note converted into shares		32,555
Convertible Promissory Notes Agreement [Member]
Short-Term Debt [Line Items]
Convertible notes issued					$ 1,000,000

[1]	Giving retroactive effect to the 1-for-20 reverse stock split effected on March 23, 2026